- SCHEDULE OF SEGMENT INFORMATION BY GEOGRAPHY (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Oct. 01, 2017	Jul. 02, 2017	Apr. 02, 2017	Dec. 31, 2016	Oct. 02, 2016	Jul. 03, 2016	Apr. 03, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	$ 1,939,636	$ 2,033,121	$ 1,662,991	$ 1,879,678	$ 1,970,244	$ 2,003,454	$ 1,637,671	$ 1,828,812	$ 7,515,426	$ 7,440,181	$ 7,386,626
Long-lived assets	2,106,697				2,177,248				2,106,697	2,177,248	2,240,460
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales									6,263,703	6,196,723	6,116,490
Long-lived assets	1,575,496				1,528,255				1,575,496	1,528,255	1,528,723
Other
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales									1,251,723	1,243,458	1,270,136
Long-lived assets	$ 531,201				$ 648,993				$ 531,201	$ 648,993	$ 711,737